Condensed Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net sales	$ 4,825	$ 4,828
Cost of sales	(2,956)	(3,667)
Depreciation of production assets	(243)	(228)
Gross profit	1,626	933
Other operating income	1,662
Research & development expenses	(4,724)	(2,393)
Selling & marketing expenses	(6,025)	(2,653)
General & administrative expenses	(13,776)	(4,777)
Total operating expenses	(22,863)	(9,823)
Operating loss	(21,237)	(8,890)
Non-operating income	2,814	465
Loss on debt extinguishment		(100)
Interest and amortization of debt discount	(88)	(557)
Non-operating expenses	(1,487)	(372)
Loss before income tax expense	(19,998)	(9,454)
Income tax expense	(2)	(1,304)
Net loss	$ (20,000)	$ (10,758)
Earnings / (loss) per Ordinary Share (USD)
Basic	$ (0.17)	$ (0.37)
Diluted	$ (0.17)	$ (0.37)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	$ 10	$ (8)
Unrealized holding gains arising during period	23
Net gain / (loss) arising during period	75
Other comprehensive loss	108	(8)
Comprehensive loss	$ (19,892)	$ (10,766)
Class F Shares
Earnings / (loss) per Ordinary Share (USD)
Basic	$ (0.86)	$ (1.87)
Diluted	$ (0.86)	$ (1.87)